PREPAID EXPENSES AND OTHER RECEIVABLES (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
PREPAID EXPENSES AND OTHER RECEIVABLES [Abstract]
Advances to suppliers	$ 607	$ 855
Income/corporate taxes	1,965	2,184
VAT and consumption tax	3,422	2,931
Prepaid expenses	839	579
Deposits and restricted cash	1,805	454
Fair value of financial derivatives	23	275
Other	1,769	2,916
Total prepaid expenses and other receivables	$ 10,430	$ 10,194